UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22216

GAMCO Natural Resources, Gold & Income Trust

by Gabelli (formerly, The Gabelli Natural Resources, Gold & Income Trust)

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

First Quarter Report — March 31, 2012

To Our Shareholders,

For the quarter ended March 31, 2012, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust by Gabelli (the “Fund”) was 4.5%, compared with total returns of 5.0% and (2.9)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was 20.8%. On March 31, 2012, the Fund’s NAV per share was $15.32, while the price of the publicly traded shares closed at $15.81 on the New York Stock Exchange (“NYSE”).

Enclosed is the schedule of investments as of March 31, 2012.

Comparative Results

Average Annual Returns through March 31, 2012 (a) (Unaudited)
	Quarter	1 Year	Since Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust by Gabelli
NAV Total Return (b)	4.46%	(14.14)%	(9.60)%
Investment Total Return (c)	20.82	(10.70)	(10.59)
CBOE S&P 500 Buy/Write Index	4.99	9.38	9.83	(d)
Philadelphia Gold & Silver Index	(2.87)	(11.45)	(12.23	)(d)
Dow Jones U.S. Basic Materials Index	9.97	(19.05)	(6.02	)(d)
S&P Global Agribusiness Equity Index	10.62	(7.17)	(4.28)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.6%
	Agriculture — 6.3%
139,600	Archer-Daniels-Midland Co.	$4,419,736
153,000	Bunge Ltd.(a)	10,471,320
25,000	Monsanto Co.	1,994,000
50,000	Syngenta AG, ADR†	3,441,500

		20,326,556

	Energy and Energy Services — 19.8%
80,000	Anadarko Petroleum Corp.(a)	6,267,200
15,000	Apache Corp.(a)	1,506,600
75,000	Arch Coal Inc.	803,250
30,000	Baker Hughes Inc.	1,258,200
155,000	Cameron International Corp.†(a)	8,188,650
30,000	Chevron Corp.	3,217,200
35,000	CONSOL Energy Inc.	1,193,500
50,000	Devon Energy Corp.(a)	3,556,000
120,000	Halliburton Co.(a)	3,982,800
150,000	LDK Solar Co Ltd., ADR†	600,000
35,000	Noble Energy Inc.	3,422,300
20,000	Occidental Petroleum Corp.	1,904,600
170,000	Renesola Ltd., ADR†(a)	392,700
95,000	Schlumberger Ltd.	6,643,350
50,000	Statoil ASA, ADR	1,355,500
195,000	Suncor Energy Inc.(a)	6,376,500
139,500	Total SA, ADR(a)	7,131,240
25,000	Transocean Ltd.	1,367,500
130,000	Trina Solar Ltd., ADR†	926,900
270,000	Weatherford International Ltd.†(a)	4,074,300

		64,168,290

	Food and Beverage — 0.9%
50,000	Corn Products International Inc.	2,882,500

	Machinery — 5.0%
120,000	CNH Global NV†	4,764,000
87,500	Deere & Co.(a)	7,078,750
60,000	Joy Global Inc.	4,410,000

		16,252,750

	Metals and Mining — 49.9%
195,000	Agnico-Eagle Mines Ltd.(a)	6,509,100
300,000	Alderon Iron Ore Corp.†	932,377
216,666	Allied Gold Mining plc†	403,981
134,000	Alpha Natural Resources Inc.†(a)	2,038,140
200,000	AngloGold Ashanti Ltd., ADR	7,384,000
166,000	Antofagasta plc	3,058,733
130,000	ArcelorMittal	2,486,900
182,500	AuRico Gold Inc.†	1,618,775
230,000	Barrick Gold Corp.(a)	10,000,400
19,500	BHP Billiton Ltd., ADR	1,411,800
150,000	Compania de Minas Buenaventura SA, ADR(a)	6,046,500
300,000	Duluth Metals Ltd.†	682,741
630,000	Eldorado Gold Corp.	8,653,065

Shares		Market Value

80,000	Franco-Nevada Corp.	$3,439,972
153,000	Freeport-McMoRan Copper & Gold Inc.(a)	5,820,120
263,000	Globe Specialty Metals Inc.	3,910,810
630,000	Gold Fields Ltd., ADR	8,757,000
180,000	Goldcorp Inc.(a)	8,110,800
353,100	Harmony Gold Mining Co. Ltd., ADR(a)	3,859,383
400,000	Hochschild Mining plc	2,969,929
100,000	IAMGOLD Corp.	1,329,000
770,000	Kinross Gold Corp.(a)	7,538,300
900,000	Lundin Mining Corp.†	4,033,285
200,000	Nevada Copper Corp.†	838,137
235,000	Newcrest Mining Ltd.(b)	7,207,450
205,000	Newmont Mining Corp.(a)	10,510,350
300,000	Northam Platinum Ltd.	1,334,376
740,000	PanAust Ltd.†	2,330,250
58,000	Peabody Energy Corp.	1,679,680
600,000	Perseus Mining Ltd.†	1,460,550
77,000	Randgold Resources Ltd., ADR(a)	6,774,460
27,500	Rio Tinto plc, ADR(a)	1,528,725
750,000	Romarco Minerals Inc.†	744,398
92,700	Royal Gold Inc.(a)	6,045,894
135,000	Silver Lake Resources Ltd.†	476,854
50,000	Teck Resources Ltd., Cl. B	1,783,000
160,000	Titanium Metals Corp.	2,169,600
46,000	Umicore SA	2,534,083
670,000	USEC Inc.†	710,200
180,000	Vale SA, ADR(a)	4,199,400
50,000	Vedanta Resources plc	982,086
80,000	Xstrata plc	1,366,603
400,000	Yamana Gold Inc.(a)	6,248,000

		161,919,207

	Specialty Chemicals — 14.7%
110,000	Agrium Inc.(a)	9,500,700
27,500	Air Liquide SA	3,666,227
108,000	E. I. du Pont de Nemours and Co.(a)	5,713,200
2,800	FMC Corp.	296,408
50,000	Intrepid Potash Inc.†	1,216,500
190,000	Potash Corp of Saskatchewan Inc.	8,681,100
18,000	Praxair Inc.	2,063,520
59,900	Rockwood Holdings Inc.†	3,123,785
218,000	The Dow Chemical Co.(a)	7,551,520
106,000	The Mosaic Co.(a)	5,860,740

		47,673,700

	TOTAL COMMON STOCKS	313,223,003

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
20,000	Duluth Metals Ltd., expire 01/18/13†(b)	0

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 3.4%
$10,864,000	U.S. Treasury Bills, 0.060% to 0.130%††, 06/21/12 to 08/23/12(c)	$10,861,369

	TOTAL INVESTMENTS — 100.0%
	(Cost $395,132,925)	$324,084,372

	Aggregate tax cost	$395,365,597

	Gross unrealized appreciation	$3,708,716
	Gross unrealized depreciation	(74,989,941)

	Net unrealized appreciation/depreciation	$(71,281,225)

Number of Contracts		Expiration Date/ Exercise Price

	OPTIONS CONTRACTS WRITTEN (d) — (2.2)%
	Call Options Written — (2.2)%
460	Agnico-Eagle Mines Ltd.	May 12/42.50	$6,670
1,100	Agrium Inc.	Jul. 12/85	671,000
175	Air Liquide SA(e)	Jun. 12/100	67,685
100	Air Liquide SA(e)	Jun. 12/105	14,271
1,340	Alpha Natural Resources Inc.	Jun. 12/28	6,030
400	Anadarko Petroleum Corp.	May 12/92.50	11,200
400	Anadarko Petroleum Corp.	Aug. 12/90	82,600
1,000	AngloGold Ashanti Ltd., ADR	Apr. 12/48	7,500
1,000	AngloGold Ashanti Ltd., ADR	Jul. 12/48	10,000
166	Antofagasta plc(f)	Jun. 12/1400	30,534
150	Apache Corp.	Apr. 12/105	14,100
650	ArcelorMittal	Jun. 12/25	6,500
650	ArcelorMittal	Sep. 12/26	19,825
400	Arch Coal Inc.	Apr. 12/20	800
350	Arch Coal Inc.	Jul. 12/15	5,250
1,396	Archer-Daniels-Midland Co.	Sep. 12/35	95,626
1,825	AuRico Gold Inc.	Jun. 12/11	27,375
300	Baker Hughes Inc.	Apr. 12/55	1,350
1,000	Barrick Gold Corp.	Apr. 12/50	5,000
1,000	Barrick Gold Corp.	Jul. 12/49	80,000
300	Barrick Gold Corp.	Jul. 12/52.50	9,900
195	BHP Billiton Ltd., ADR	May 12/85	2,145
400	Bunge Ltd.	Apr. 12/60	340,000
1,000	Bunge Ltd.	Apr. 12/70	50,000
130	Bunge Ltd.	Jul. 12/62.50	92,950
1,550	Cameron International Corp.	May 12/60	31,000
300	Chevron Corp.	Jun. 12/110	56,100
800	CNH Global NV.	Jun. 12/45	70,000
400	CNH Global NV.	Sep. 12/45	92,000
1,500	Compania de Minas Buenaventura SA, ADR	Jun. 12/44	90,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
200	CONSOL Energy Inc.	Apr. 12/49	$1,000
150	CONSOL Energy Inc.	Oct. 12/40	25,050
500	Corn Products International Inc.	Apr. 12/60	13,750
875	Deere & Co.	Jun. 12/87.50	106,750
500	Devon Energy Corp.	Apr. 12/67.50	207,500
150	E.I. du Pont de Nemours and Co.	Apr. 12/55	3,150
930	EI du Pont de Nemours & Co.	Jul. 12/52.50	233,430
4,100	Eldorado Gold Corp.(g)	May 12/17	20,552
2,200	Eldorado Gold Corp.(g)	Aug. 12/18	8,822
28	FMC Corp.	Apr. 12/95	30,940
400	Franco-Nevada Corp.(g)	Jul. 12/42	111,284
400	Franco-Nevada Corp.(g)	Jul. 12/44	70,179
765	Freeport-McMoRan Copper & Gold Inc.	May 12/45	14,535
765	Freeport-McMoRan Copper & Gold Inc.	May 12/49	5,355
1,300	Globe Specialty Metals Inc.	Jun. 12/15	136,500
1,330	Globe Specialty Metals Inc.	Sep. 12/20	49,875
2,200	Gold Fields Ltd., ADR	Jul. 12/16	50,600
4,100	Gold Fields Ltd., ADR	Jul. 12/18	24,600
1,400	Goldcorp Inc.	Apr. 12/50	15,400
400	Goldcorp Inc.	Jul. 12/50	46,000
400	Halliburton Co.	Apr. 12/45	1,200
3,531	Harmony Gold Mining Co. Ltd., ADR	Aug. 12/15	35,310
500	Intrepid Potash Inc.	Sep. 12/28	56,250
400	Joy Global Inc.	Apr. 12/85	10,400
200	Joy Global Inc.	Oct. 12/87.50	70,000
1,500	LDK Solar Co. Ltd., ADR	Jun. 12/6	12,000
4,500	Lundin Mining Corp.(g)	Apr. 12/5	29,325
4,500	Lundin Mining Corp.(g)	Apr. 12/6	45,115
250	Monsanto Co.	Jul. 12/80	110,000
1,350	Newmont Mining Corp.	Jun. 12/60	58,050
175	Noble Energy Inc.	May 12/100	51,188
175	Noble Energy Inc.	Aug. 12/105	65,625
100	Occidental Petroleum Corp.	Aug. 12/105	25,100
100	Occidental Petroleum Corp.	Aug. 12/110	14,400
740,000	PanAust Ltd.(h)	Aug. 12/4.10	21,156
250	Peabody Energy Corp.	Jun. 12/36	10,750
1,050	Potash Corp of Saskatchewan Inc.	Sep. 12/50	235,200
850	Potash Corp of Saskatchewan Inc.	Sep. 12/52.50	132,600
180	Praxair Inc.	Jul. 12/115	71,100
600	Randgold Resources Ltd., ADR	Jun. 12/105	55,500
170	Randgold Resources Ltd., ADR	Sep. 12/100	68,000
1,700	Renesola Ltd., ADR	Jul. 12/3	34,000

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (d) (Continued)
	Call Options Written (Continued)
275	Rio Tinto plc, ADR	Apr. 12/60	$8,250
300	Rockwood Holdings Inc.	May 12/45	229,500
299	Rockwood Holdings Inc.	May 12/55	40,365
427	Royal Gold Inc.	Jul. 12/67.50	128,100
350	Royal Gold Inc.	Jul. 12/70	72,625
150	Royal Gold Inc.	Jul. 12/77.50	9,375
300	Schlumberger Ltd.	May 12/75	30,600
300	Schlumberger Ltd.	May 12/80	7,200
350	Schlumberger Ltd.	Aug. 12/75	35,700
500	Statoil ASA, ADR	Apr. 12/25	112,500
1,950	Suncor Energy Inc.	Jun. 12/37	90,675
500	Syngenta AG, ADR	Jun. 12/65	226,250
300	Teck Resources Ltd., Cl. B	May 12/45	2,550
200	Teck Resources Ltd., Cl. B	May 12/48	800
2,180	The Dow Chemical Co.	Jun. 12/34	466,520
400	The Mosaic Co.	Jun. 12/65	20,600
660	The Mosaic Co.	Sep. 12/65	112,860
1,200	Titanium Metals Corp.	Jun. 12/18	6,000
400	Titanium Metals Corp.	Sep. 12/16	18,000
695	Total SA, ADR	Aug. 12/55	86,875
700	Total SA, ADR	Aug. 12/57.50	45,500
250	Transocean Ltd.	May 12/55	69,750
1,300	Trina Solar Ltd., ADR	Sep. 12/12	33,800
460	Umicore SA(e)	Jun. 12/34	446,325
6,700	USEC Inc.	Jul. 12/2.50	33,500
900	Vale SA, ADR	Jun. 12/25	38,250
900	Vale SA, ADR	Jun. 12/27	12,600
1,000	Weatherford International Ltd.	May 12/17	42,000
350	Weatherford International Ltd.	May 12/18	8,750
1,350	Weatherford International Ltd.	May 12/21	8,775
60	Xstrata plc(f)	Apr. 12/1350	240
20	Xstrata plc(f)	May 12/1250	1,520
2,700	Yamana Gold Inc.	Apr. 12/17	29,700
1,300	Yamana Gold Inc.	Oct. 12/17	145,600

	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $11,515,129)		7,006,607

Number of Contracts	Expiration Date/ Exercise Price		Market Value

	Put Options Written — (0.0)%
300	Chevron Corp.	Jun. 12/100	$49,500

	TOTAL PUT OPTIONS WRITTEN
	(Premiums received $160,190)		49,500

	TOTAL OPTIONS CONTRACTS WRITTEN
	(Premiums received $11,675,319)		$7,056,107

	Aggregate premiums		$11,675,319

	Gross unrealized appreciation		$6,138,911
	Gross unrealized depreciation		(1,519,699)

	Net unrealized appreciation/depreciation		$4,619,212

(a)	Securities, or a portion thereof, with a value of $147,753,500 were pledged as collateral for options written.
(b)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the market value of fair valued securities amounted to $7,207,450 or 2.22% of total investments.

(c)	At March 31, 2012, $3,550,000 of the principal amount was pledged as collateral for options written.
(d)	At March 31, 2012, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(e)	Exercise price denoted in Euros.
(f)	Exercise price denoted in British pence.
(g)	Exercise price denoted in Canadian dollars.
(h)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Geographic Diversification	% of Market Value	Market Value

Long Positions
North America	70.9%	$229,791,443
Europe	14.6	47,501,785
South Africa	6.6	21,334,759
Asia/Pacific	4.7	15,210,485
Latin America	3.2	10,245,900

Total Investments	100.0%	$324,084,372

Short Positions
North America	(2.0)%	$(6,354,376)
Europe	(0.2)	(630,575)
Latin America	(0.0)	(50,000)
Asia/Pacific	(0.0)	(21,156)

Total Investments	(2.2)%	$(7,056,107)

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$154,711,757	$7,207,450	—	$161,919,207
Other Industries (a)	151,303,796	—	—	151,303,796
Total Common Stocks	306,015,553	7,207,450	—	313,223,003
Warrants:
Metals and Mining	—	—	$0	0
U.S. Government Obligations	—	10,861,369	—	10,861,369
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$306,015,553	$18,068,819	$0	$324,084,372
INVESTMENT IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(4,181,052)	$(2,825,555)	$—	$(7,006,607)
Put Options Written	—	(49,500)	—	(49,500)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(4,181,052)	$(2,875,055)	$—	$(7,056,107)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2012, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2012, the Fund held no investments in equity contract for difference swap agreements.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2012 are reflected within the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund is an income fund. The Fund intends to generate current income from short-term gains primarily through its strategy of writing (selling) covered call options on the equity securities in its portfolio. Because of its primary strategy, the Fund forgoes the opportunity to participate fully in the appreciation of the underlying equity security above the exercise price of the option. It also is subject to the risk of depreciation of the underlying equity security in excess of the premium received.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

TRUSTEES AND OFFICERS

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST by Gabelli

One Corporate Center, Rye, NY 10580-1422

Trustees	Officers

Anthony J. Colavita

    President, Anthony J. Colavita, P.C.

James P. Conn

    Former Managing Director &

    Chief Investment Officer,

    Financial Security Assurance Holdings Ltd.

Mario d’ Urso

    Former Italian Senator

Vincent D. Enright

    Former Senior Vice President &

    Chief Financial Officer,

    KeySpan Corp.

Frank J. Fahrenkopf, Jr.

    President & Chief Executive Officer,

    American Gaming Association

William F. Heitmann

    Former Senior Vice President of Finance,

    Verizon Communications, Inc.

Michael. J. Melarkey

    Attorney-at-Law,

    Avansino, Melarkey, Knobel & Mulligan

Bruce N. Alpert

    President and

    Acting Chief Compliance Officer

Agnes Mullady

    Treasurer & Secretary

Carter W. Austin

    Vice President

Molly A.F. Marion

    Vice President & Ombudsman

David I. Schachter

    Vice President & Ombudsman

Investment Adviser

Gabelli Funds, LLC

Custodian

The Bank of New York Mellon

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar

American Stock Transfer and Trust Company

Stock Exchange Listing

Kuni Nakamura President, Advanced Polymer, Inc. Anthonie C. van Ekris Chairman, BALMAC International, Inc. Salvatore J. Zizza Chairman, Zizza & Associates Corp.		Common
	NYSE Symbol:	GNT
	Shares Outstanding:	20,694,008

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com. The NASDAQ symbol for the Net Asset Value is “XGNTX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Natural Resources, Gold & Income Trust by Gabelli (formerly, The Gabelli Natural Resources, Gold & Income Trust)
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/30/12

*	Print the name and title of each signing officer under his or her signature.